Fair value measurement	12 Months Ended
Mar. 31, 2025
Fair Value Disclosures [Abstract]
Fair value measurement
12.
Fair value measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1 —	Valuations based on unadjusted quoted prices for identical assets and liabilities in active markets.
Level 2 —

Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 —	Valuations based on unobservable inputs reflecting assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

12.
Fair value measurement (Continued)

Fair value of listed equity investments are based on quoted prices in active markets for identical assets or liabilities and, if applicable, are adjusted for the characteristic included in the equity security. The valuation of unlisted equity investments that do not have a quoted price may include the use of market and income valuation approaches and the use of estimates, which may include discount rates, investees’ liquidity and financial performance, and market data of comparable companies in similar industries. Certain other financial instruments, such as interest rate swap contracts and certain option agreements, are valued based on inputs derived from or corroborated by observable market data. Valuations of convertible and exchangeable bonds that do not have a quoted price are generally performed using valuation models such as the binomial model with unobservable inputs including risk-free interest rate and expected volatility. The valuation of contingent consideration is performed using an expected cash flow method with unobservable inputs including the probability to achieve the contingencies, which is assessed by the Company, in connection with the contingent consideration arrangements. Investments in privately held companies for which the Company elected to record using the measurement alternative are remeasured on a non-recurring basis, and are categorized within Level 3 under the fair value hierarchy. The values are estimated based on valuation methods using the observable transaction price at the transaction date and considering the rights and obligations of the securities and other unobservable inputs including volatility.

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized under the fair value hierarchy:

	As of March 31, 2024
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
	(in millions)
Assets
Time deposits and certificate of deposits (i)	—	339,730	—	339,730
Wealth management products (i)	—	20,784	—	20,784
Marketable debt securities (i)	—	8,591	—	8,591
Restricted cash and escrow receivables	38,299	—	—	38,299
Listed equity securities (ii)	67,181	—	—	67,181
Convertible and exchangeable bonds (ii)	—	147	3,197	3,344
Option agreements (iii)	—	90	165	255
Others (vi)	—	2,255	5,593	7,848
	105,480	371,597	8,955	486,032
Liabilities
Contingent consideration in relation to investments and acquisitions (iv)	—	—	713	713
Others (iv)	—	24	801	825
	—	24	1,514	1,538

12.
Fair value measurement (Continued)

	As of March 31, 2025
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
	(in millions)
Assets
Time deposits and certificate of deposits (i)	—	357,569	—	357,569
Wealth management products (i)	—	83,144	—	83,144
Marketable debt securities (i)	—	16,129	—	16,129
Restricted cash and escrow receivables	43,781	—	—	43,781
Listed equity securities (ii)(v)	67,712	9,918	—	77,630
Convertible and exchangeable bonds (ii)	—	145	818	963
Option agreements (iii)	—	87	814	901
Deferred consideration (iii)	—	—	3,039	3,039
Others (vi)	—	1,329	6,047	7,376
	111,493	468,321	10,718	590,532
Liabilities
Contingent consideration in relation to investments and acquisitions (iv)	—	—	484	484
Others (iv)	—	389	924	1,313
	—	389	1,408	1,797

(i)
Included in short-term investments and equity securities and other investments on the consolidated balance sheets.
(ii)
Included in equity securities and other investments on the consolidated balance sheets.
(iii)
Included in prepayments, receivables and other assets on the consolidated balance sheets.
(iv)
Included in accrued expenses, accounts payable and other liabilities on the consolidated balance sheets.
(v)
As of March 31, 2025, listed equity securities with fair value of RMB11,921 million were subject to contractual sale restrictions.
(vi)
Others primarily represent other investments with underlying assets measured at fair value.

Convertible and exchangeable bonds categorized within Level 3 under the fair value hierarchy:

Amounts
RMB
(in millions)
Balance as of March 31, 2023	6,392
Additions	730
Net decrease in fair value	(1,243)
Disposal	(2,645)
Conversion	(107)
Foreign currency translation adjustments	70
Balance as of March 31, 2024	3,197
Additions	311
Net increase in fair value	63
Disposal	(1,767)
Conversion	(985)
Foreign currency translation adjustments	(1)
Balance as of March 31, 2025	818

12.
Fair value measurement (Continued)

Deferred consideration categorized within Level 3 under the fair value hierarchy:

Amounts
RMB
(in millions)
Balance as of March 31, 2024	—
Additions	3,022
Net increase in fair value	14
Foreign currency translation adjustments	3
Balance as of March 31, 2025	3,039